West Auriga (Summary of Proforma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Seadrill Partners LLC as reported - Revenues	$ 1,741.6	$ 1,342.6	$ 1,064.3
Net income	488.4	314.6	415.4
Supplemental pro forma combined entity - Net Income	$ 284.6	181.3
West Auriga
Business Acquisition [Line Items]
Seadrill Partners LLC as reported - Revenues		1,342.6	1,064.3
Supplemental pro forma combined entity - Revenues		1,390.7	1,096.1
Net income		314.6	415.4
Supplemental pro forma combined entity - Net Income		$ 331.0	$ 412.5